Legal and administrative proceedings (Details 3) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Judicial deposits, non-current	$ 577	$ 651
Tax Litigation [Member]
IfrsStatementLineItems [Line Items]
Judicial deposits, non-current	397	386
Civil Litigation [Member]
IfrsStatementLineItems [Line Items]
Judicial deposits, non-current	89	156
Labor Litigation [Member]
IfrsStatementLineItems [Line Items]
Judicial deposits, non-current	77	97
Environmental Litigation [Member]
IfrsStatementLineItems [Line Items]
Judicial deposits, non-current	14	12
Legal proceedings provision [member]
IfrsStatementLineItems [Line Items]
Judicial deposits, non-current	$ 577	$ 651